Goodwill - Schedule of Goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Reconciliation of changes in goodwill [abstract]
Net book value	$ 0	$ 0
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	9,020,813
Additions	0
Ending balance	9,020,813
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	0
Charge for the year	9,020,813
Ending balance	$ (9,020,813)